Borrowings - Summary of Borrowings under Credit Facilities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	$ 1,906.8		$ 1,782.4
Loans advanced		1,538.0		690.0	[1]	$ 787.6	[1]
Repayments		(1,604.3)		(535.9)	[1]	(702.5)	[1]
Balance at end of the year		1,845.8		1,906.8	[1]	1,782.4	[1]
Fixed rate with no exposure to repricing (US$1 billion notes issue)		1,593.8		849.4	[1]	847.9	[1]
Variable rate with exposure to repricing (six months or less)		252.0		1,057.4	[1]	934.5	[1]
Undrawn borrowing facilities committed		1,727.6		1,097.7	[1]	1,305.1	[1]
Uncommitted		116.8		20.3	[1]	16.2	[1]
Total undrawn borrowing facilities		1,844.4		1,118.0	[1]	1,321.3	[1]
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities committed		137.9		0.0	[1]	39.7	[1]
Later Than One Year And Not Later Than Two Years [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities committed		282.5		93.0	[1]	0.0	[1]
Later Than Two Years And Not Later Than Three Years [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities committed		600.0		902.2	[1]	715.4	[1]
Later Than Three Years and Not Later Than Five Years [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities committed		707.1		102.5	[1]	550.0	[1]
US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowing denominated in currencies		1,677.3		1,449.9	[1]	1,356.4	[1]
Australia, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowing denominated in currencies		168.5		316.5	[1]	231.5	[1]
Rand [member]
Disclosure of detailed information about borrowings [line items]
Borrowing denominated in currencies		0.0		140.4	[1]	194.5	[1]
US $1 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	849.4		847.9		846.4
Buy-back of notes		(255.0)		0.0	[1]	0.0	[1]
Loss on buy-back of notes		5.0		0.0	[1]	0.0	[1]
Unwinding of transaction costs		2.0		1.5	[1]	1.5	[1]
Balance at end of the year		601.4		849.4	[1]	847.9	[1]
US$500 million 5-year notes issue [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	0.0		0.0
Loans advanced		500.0		0.0	[1]
transaction costs		(4.1)		0.0	[1]	0.0	[1]
Unwinding of transaction costs		0.4		0.0	[1]	0.0	[1]
Loans advanced	[1]					0.0
Balance at end of the year		496.3		0.0	[1]	0.0	[1]
US$500 million 10-year notes issue (the 10-year notes) [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	0.0		0.0
Loans advanced		500.0		0.0	[1]
transaction costs		(4.1)		0.0	[1]	0.0	[1]
Unwinding of transaction costs		0.2		0.0	[1]	0.0	[1]
Loans advanced	[1]					0.0
Balance at end of the year		496.1		0.0	[1]	0.0	[1]
US$150 million revolving senior secured credit facility - old [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	0.0		0.0		82.0
Repayments		0.0		0.0	[1]	(82.0)	[1]
Balance at end of the year		0.0		0.0	[1]	0.0	[1]
US$150 million revolving senior secured credit facility - New [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	83.5		83.5		0.0
Loans advanced		0.0		0.0	[1]	83.5	[1]
Balance at end of the year		83.5		83.5	[1]	83.5	[1]
US$70 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	0.0		0.0		45.0
Repayments		0.0		0.0	[1]	(45.0)	[1]
Balance at end of the year		0.0		0.0	[1]	0.0	[1]
US$100 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	45.0		45.0		0.0
Loans advanced	[1]					45.0
Loans advanced		0.0		0.0	[1]
Repayments		(45.0)		0.0	[1]	0.0	[1]
Balance at end of the year		0.0		45.0	[1]	45.0	[1]
A $500 million syndicated revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	316.5		231.5		0.0
Loans advanced	[1]					236.6
Loans advanced		0.0		119.9	[1]
Repayments		(143.6)		0.0	[1]	0.0	[1]
Translation adjustment		(4.4)		(34.9)	[1]	(5.1)	[1]
Balance at end of the year		168.5		316.5	[1]	231.5	[1]
R 500 million Standard Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	13.7		0.0		0.0
Loans advanced	[1]					0.0
Loans advanced		21.2		13.7	[1]
Repayments		(35.1)		0.0	[1]	0.0	[1]
Translation adjustment		0.2		0.0	[1]	0.0	[1]
Balance at end of the year		0.0		13.7	[1]	0.0	[1]
R 1,500 Million Nedbank Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year		0.0	[1]	79.5	[1]	0.0
Loans advanced						78.5
Loans advanced		0.0		20.7	[1]
Repayments		0.0		(107.7)	[1]	0.0
Translation adjustment		0.0		7.5	[1]	1.0
Balance at end of the year		0.0		0.0	[1]	79.5	[1]
US$1,290 million term loan and revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	472.0		380.0		658.5
Loans advanced		434.4		382.6	[1]	73.5	[1]
Repayments		(906.4)		(290.6)	[1]	(352.0)	[1]
Balance at end of the year		0.0		472.0	[1]	380.0	[1]
R 500 million Absa Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	34.2		0.0		0.0
Loans advanced	[1]					0.0
Loans advanced		0.0		36.1	[1]
Repayments		(34.5)		0.0	[1]	0.0	[1]
Translation adjustment		0.3		(1.9)	[1]	0.0	[1]
Balance at end of the year		0.0		34.2	[1]	0.0	[1]
Short-term Rand Uncommitted Credit Facilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	[1]	92.5		115.0		61.0
Loans advanced	[1]					270.5
Loans advanced		90.6		117.0	[1]
Repayments		(184.7)		(137.6)	[1]	(223.5)	[1]
Translation adjustment		1.6		(1.9)	[1]	7.0	[1]
Balance at end of the year		$ 0.0		$ 92.5	[1]	$ 115.0	[1]

[1]	Refer note 42.